PREPAYMENTS AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	¥ 174,666	$ 23,929	¥ 59,603
Financing Receivable, Allowance for Credit Loss	88,210	12,085	20,496
Security deposit	¥ 124,000	$ 16,988
Equity interest in subsidiary	10.00%	10.00%
JYADK
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	¥ 75,972	$ 10,408	33,985
Third Party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts receivable from third parties	189,607	25,976	126,570
Suppliers
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	0		0
Related party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due to subsidiaries	120,391	16,494	151,685
Subsidiaries
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due to subsidiaries	¥ 195,225	$ 26,746	¥ 185,466